Operating expenses	12 Months Ended
Dec. 31, 2025
Operating expense [Abstract]
Operating expenses
Note 11 – Operating expenses

Voyage expenses

(Dollars in thousands)	2025	2024	2023
Bunkers	$104,304	$150,682	$133,332
Other voyage related expenses	23,783	28,941	32,335
Total voyage expenses	$128,088	$179,623	$165,667

Voyage expenses relate to bunkers consumption and other voyage related expenses, such as broker commissions and port costs. Voyage expenses for time charter contracts are paid by the charterer, whereas voyage expenses for vessels operating in the spot market are paid by the Company. In 2025, the Company had a reduction in voyage expenses compared to 2024, and the decrease was mainly due to fewer vessels operating in the spot market during the year. In 2024, the Company had an increase in voyage expenses compared to 2023, and the increase was mainly due to higher bunker prices in 2024, one additional vessel in the fleet and fewer off-hire days.

Vessel operating expenses

(Dollars in thousands)	2025	2024	2023
Operating expenses	$66,753	$70,620	$68,554
Insurance	6,241	7,974	6,875
Total vessel operating expenses	$72,994	$78,594	$75,429

Vessel operating expenses relate to crewing, maintenance, stores and spares and other technical costs to operate our vessels.

General and administrative expenses

(Dollars in thousands)	2025	2024	2023
Total compensation to employees and Directors	$13,561	$13,129	$11,652
Office and administrative expenses	3,728	4,180	3,940
Audit, legal and consultancy	2,601	1,635	1,856
Total general and administrative expenses	$19,890	$18,944	$17,448

Stock compensation

The Company currently maintains the 2025 Incentive Compensation Plan (the “2025 Plan”) for the benefit of directors and senior management. Different awards may be granted under the 2025 Plan, including stock options, restricted shares/restricted stock units and cash incentive awards.

Restricted shares

Restricted shares can neither be transferred nor assigned by the participant.

Vesting conditions

Awards issued vest subject to continued employment or office, except in the event that a member of the board of directors ceases service on the board of directors prior to the applicable vesting date for any reason, in which case his or her restricted stock would immediately vest in full. The awards have graded vesting. For some of the awards there is an additional vesting condition requiring certain market conditions to be met.

The 2025 Plan may allow for different criteria for new grants.

Stock compensation series

	Number of	Vesting	Fair value
	shares/ options	Period	at grant date
Granted January 2023, restricted shares	251,250	1, 2 and 3 years	$8.25
Granted January 2023, restricted shares	48,750	1, 2 and 3 years	6.72
Granted January 2023, restricted shares	135,000	1 year	8.25
Granted January 2024, restricted shares	251,250	1, 2 and 3 years	10.94
Granted January 2024, restricted shares	48,750	1, 2 and 3 years	8.04
Granted January 2024, restricted shares	125,000	1 year	10.94
Granted January 2025, restricted shares	251,250	1, 2 and 3 years	9.33
Granted January 2025, restricted shares	48,750	1, 2 and 3 years	9.12
Granted January 2025, restricted shares	150,000	1 year	$9.33

The following reconciles the number of outstanding restricted common stock:

Restricted common stock
Outstanding at December 31, 2022	833,695
Granted	435,000
Exercised [1]	503,688
Forfeited	57,431
Outstanding at December 31, 2023	707,576

Outstanding at December 31, 2023	707,576
Granted	425,000
Exercised [1]	382,852
Outstanding at December 31, 2024	749,724

Outstanding at December 31, 2024	749,724
Granted	450,000
Exercised [1]	694,724
Outstanding at December 31, 2025	505,000
[1]     Does not include shares in lieu of dividends

Stock compensation expenses

(Dollars in thousands)	2025	2024	2023
Expense recognized from stock compensation	$4,356	$4,240	$3,313

The fair value on the vesting date for shares that vested in 2025 was $10.94 for 266,953 shares, $9.33 for 101,349 shares, $9.12 for 49,635 shares, $8.25 for 126,057 shares, $8.04 for 53,205 shares, $6.72 for 40,968 shares, $5.30 for 142,526 shares and $4.29 for 35,610 shares. The fair value on the vesting date for shares that vested in 2024 was $8.25 for 212,042 shares, $5.52 for 129,205 shares and $5.30 for 123,698 shares. The fair value on the vesting date for shares that vested in 2023 was $8.25 for 24,163 shares, $8.22 for 123,444 shares, $5.52 for 107,733 shares, $5.38 for 198,745 shares and $5.30 for 102,045 shares. All share-based compensation is equity-settled and no payments were made for the vested shares. The average contractual life for the outstanding stock compensation series was 0.86 years as of December 31, 2025.

Valuation of stock compensation

The fair value at grant date for the shares subject to market conditions is independently determined using a Monte Carlo simulation model that takes into account the grant date, the share price at grant date, the risk-free interest rate, the expected volatility, the expected dividends and the correlation coefficients. The expected price volatility is based on the historic volatility (based on the daily share price logarithmic returns for the contractual life of the restricted stock) adjusted for any expected changes to future volatility due to publicly available information.

In January 2025, a total of 300,000 shares of restricted stock were awarded to management for the year 2024. Of these shares, 67,500 shares vested in January 2026, 67,500 will vest in January 2027 and 67,500 will vest in January 2028, subject to continued employment or office, as applicable. The fair value at grant date was equal to the share price at grant date. The remaining 97,500 shares will vest subject to certain market conditions prior to December 2027, and the calculated fair value was $9.33 per share for 48,750 shares and $9.12 per share for 48,750 shares. In January 2024, a total of 300,000 shares of restricted stock were awarded to management for the year 2023. Of these shares, 67,500 shares vested in January 2025, 67,500 shares vested in January 2026 and 67,500 shares will vest in January 2027, subject to continued employment or office, as applicable. The fair value at grant date was equal to the share price at grant date. The remaining 97,500 shares vested in December 2024, subject to certain market conditions, and the calculated fair value was $8.04 per share for 48,750 shares and $10.94 per share for 48,750 shares.

In January 2025, a total of 150,000 shares of restricted stock were awarded to the board of directors for the year 2024. The fair value at grant date was equal to the share price at grant date and the shares will vest in June 2026. In January 2024, a total of 125,000 shares of restricted stock were awarded to the board of directors for the year 2023. The fair value at grant date was equal to the share price at grant date and the shares vested in June 2025.

Compensation of Directors and Executives

Remuneration of Directors and Executives as a group:

(Dollars in thousands)	2025	2024	2023
Cash compensation	$3,154	$3,015	$2,425
Pension cost	137	130	125
Share compensation [1]	3,426	3,282	2,504
Total remuneration	$6,716	$6,427	$5,054

[1]     Share compensation reflects the expense recognized.

Shares held by Directors and Executives

	2025	2024	2023
Executives and Directors as a group [1]	2,239,955	2,362,991	2,143,973

[1]    Includes 355,000 (2024: 400,970, 2023: 498,818) shares of restricted stock subject to vesting conditions.

In connection with termination of an Executive’s employment, the President & Chief Executive Officer may be entitled to an amount equal to 18 months’ base salary (or two times the sum of the base salary and any target bonus in connection with a change of control) and the Chief Financial Officer may be entitled to an amount equal to 12 months’ base salary (or one and a half times the sum of the base salary and any target bonus in connection with a change of control). In certain circumstances, any unvested equity awards may become fully vested.

Prepaid expenses

(Dollars in thousands)	2025	2024
Prepaid voyage expenses	$648	$2,707
Prepaid vessel operating expenses	1,770	2,540
Other	7,260	1,953
Total prepaid expenses	$9,678	$7,200